ACQUISITIONS AND DIVESTITURES ACQUISITION AND DIVESTITURES (Details) - USD ($) $ in Thousands					3 Months Ended
	Jun. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	Mar. 04, 2020	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Lagunas Norte [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest sold			100.00%
NSR royalty rate			2.00%
Purchase price of NSR			$ 16,000
Impairment reversals (charges)						$ 86,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					$ 4,000
Lagunas Norte [Member] | Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents			(20,000)
Lagunas Norte [Member] | Contingent payment [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(15,000)
Lagunas Norte [Member] | Consideration receivable [Member] | First anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ (10,000)
Lagunas Norte [Member] | Consideration receivable [Member] | Second anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (20,000)
Lagunas Norte [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(65,000)
Lagunas Norte [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ (81,000)
Massawa [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest sold				90.00%
Proportion of consideration received				92.50%
Loan issued for part financing				$ 25,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 54,000
Massawa [Member] | Teranga Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates				19,164,403
Fair value of shares				$ 104,000
Debt instruments issued				225,000
Massawa [Member] | Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents				(256,000)
Massawa [Member] | Contingent payment [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(46,250)
Massawa [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(440,000)
Massawa [Member] | At fair value [member] | Contingent payment [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				$ (28,000)